CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (1,595)	$ (3,493)	$ (3,788)	$ (6,155)	$ (11,387)	$ (46,214)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	7	(2)	(1)	(7)		4
Other comprehensive income (loss), net of tax	7	(2)	(1)	(7)		4
Comprehensive loss	$ (1,588)	$ (3,495)	$ (3,789)	$ (6,162)	$ (11,387)	$ (46,210)